Leases - Summary of Lease Amounts Recognized in Consolidated Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Line Items]
Amortization of right of use assets	$ 453	$ 181
Interest charges for lease liabilities (included within Finance Cost line item)	142	20
Leases expense for short-term leases (included within General and administrative expense line item)	173	174
Offices
Disclosure Of Leases [Line Items]
Amortization of right of use assets	$ 453	$ 181